Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Debt obligations under various arrangements with financial institutions
As of December 31, 2013 and 2012, the Company had the following indebtedness outstanding:

	Successor
	Carrying Value as of
	December 31, 2013	December 31, 2012	Stated Interest Rates	Scheduled Maturity Date
Mortgage and secured loans(1)
Fixed rate mortgage and secured loans(2)	$3,444,578	$5,330,442	4.85% - 8.18%	2014 – 2021
Variable rate mortgage and secured loans(3)	483,604	668,605	Variable(3)	2015 – 2017
Total mortgage and secured loans	3,928,182	5,999,047
Net unamortized premium	93,077	116,222
Total mortgage and secured loans, net	$4,021,259	$6,115,269

Notes payables
Unsecured notes(4)(5)	$353,617	$404,612	3.75% - 7.97%	2014 - 2029
Net unamortized discount	(13,766)	(20,525)
Total notes payable, net	$339,851	$384,087

Unsecured Credit Facility(6)	$1,620,179	$—	1.79%	2017 – 2018

Total debt obligations	$5,981,289	$6,499,356

(1)
The Company's mortgages and secured loans are collateralized by certain properties and the equity interests of certain subsidiaries. These properties had a carrying value as of December 31, 2013 of approximately $5.4 billion.

(2)	The weighted average interest rate on the Company’s fixed rate mortgage and secured loans was 5.91%as of December 31, 2013.

(3)
The weighted average interest rate on the Company’s variable rate mortgage and secured loans was 3.80% as of December 31, 2013. The Company incurs interest on $483.6 million of mortgages using the 30-day LIBOR rate (which was 0.17% as of December 31, 2013 subject to certain rate floor requirements ranging from 0 basis points to 75 basis points), plus interest spreads ranging from 300 basis points to 375 basis points.

(4)	The weighted average interest rate on the Company’s unsecured notes was 6.03% as of December 31, 2013.

(5)
The Company has a one-time put repurchase right to certain unsecured notes that requires the Company to offer to repurchase the notes if tendered by holders (but does not require the holders to tender) for an amount equal to the principal amount plus accrued and unpaid interest on January 15, 2014. Although the stated maturity dates for these notes range from August 2026 to February 2028, the scheduled maturity dates listed above represent the first dates that note holders can require the Company to redeem all or any portion of the notes pursuant to the required put repurchase right. In January 2014 $57.7 million was tendered to, and repurchased by the company.

(6)
The Company has in place five forward starting interest rate swap agreements that convert the floating interest rate on the $1.5 billion term loan facility to a fixed, combined interest rate of 0.844% plus an interest spread of 160 basis points.

On January 15, 2014, the Company completed a cash tender offer (the “Tender Offer”) pursuant to which the Company purchased 55.1% of the securities (the “Notes”) listed in the table below for an aggregate principal amount of $57.7 million. The offer was made pursuant to requirements set forth in the indenture governing the Notes (the "Indenture"), which provided that holders of the Notes had the right to require the Company to repurchase such Notes from holders for cash on January 15, 2014 (the "Payment Date").

Title of Security	Principal Amount Outstanding	Principal Amount Validly Tendered
7.97% Senior Unsecured Notes due August 14, 2026	$10,000	$7,138
7.65% Senior Unsecured Notes due November 2, 2026	25,000	15,362
7.68% Senior Unsecured Notes due November 2, 2026	10,000	10,000
7.68% Senior Unsecured Notes due November 2, 2026	9,602	4,467
6.90% Senior Unsecured Notes due February 15, 2028	25,000	14,356
6.90% Senior Unsecured Notes due February 15, 2028	25,000	6,327
	$104,602	$57,650